Investment of the Plan and the Public Service Enterprise Group Incorporated Employee Savings Plan (Savings Plan) in the Master Trust - Schedule of Assets, Investment Income and Interests in Assets of Master Trust (Details) - EBP 004 - USD ($)
		Dec. 31, 2025	Dec. 31, 2024
EBP, Master Trust [Line Items]
Investments of Master Trust at fair value		$ 2,483,791,000	$ 2,281,531,000
Net Assets Available for Benefit		2,502,189,926	2,298,825,959
Master Trust at Fair Value
EBP, Master Trust [Line Items]
Investments of Master Trust at fair value		4,315,103,000	3,862,709,000
Investment contracts (Stable Value Fund)		513,580,000	586,216,000
Net Accounts Payable		(10,299,000)	(7,586,000)
Net Assets Available for Benefit		4,818,384,000	4,441,339,000
Plan Interest in Master Employee Benefit Plan Trust
EBP, Master Trust [Line Items]
Investments of Master Trust at fair value		2,228,178,000	1,996,216,000
Investment contracts (Stable Value Fund)		263,806,000	290,923,000
Net Accounts Payable	[1]	(8,193,000)	(5,608,000)
Net Assets Available for Benefit		2,483,791,000	2,281,531,000
Cash, Cash Equivalents and Short-Term Investments | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Investments of Master Trust at fair value		80,221,000	75,295,000
Cash, Cash Equivalents and Short-Term Investments | Plan Interest in Master Employee Benefit Plan Trust
EBP, Master Trust [Line Items]
Investments of Master Trust at fair value		49,149,000	40,449,000
Common Stock of Public Service Enterprise Group Incorporated | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Investments of Master Trust at fair value	[2]	275,664,000	306,730,000
Common Stock of Public Service Enterprise Group Incorporated | Plan Interest in Master Employee Benefit Plan Trust
EBP, Master Trust [Line Items]
Investments of Master Trust at fair value	[3]	126,009,000	140,601,000
Mutual Funds | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Investments of Master Trust at fair value		715,936,000	701,953,000
Mutual Funds | Plan Interest in Master Employee Benefit Plan Trust
EBP, Master Trust [Line Items]
Investments of Master Trust at fair value		370,372,000	361,889,000
Collective Investment Trusts | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Investments of Master Trust at fair value		2,720,750,000	2,324,876,000
Collective Investment Trusts | Plan Interest in Master Employee Benefit Plan Trust
EBP, Master Trust [Line Items]
Investments of Master Trust at fair value		1,392,925,000	1,197,584,000
Fixed Income Securities | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Investments of Master Trust at fair value		208,141,000	181,783,000
Fixed Income Securities | Plan Interest in Master Employee Benefit Plan Trust
EBP, Master Trust [Line Items]
Investments of Master Trust at fair value		100,449,000	89,141,000
Fidelity Brokerage Link | Master Trust at Fair Value
EBP, Master Trust [Line Items]
Investments of Master Trust at fair value		314,391,000	272,072,000
Fidelity Brokerage Link | Plan Interest in Master Employee Benefit Plan Trust
EBP, Master Trust [Line Items]
Investments of Master Trust at fair value	[1]	$ 189,274,000	$ 166,552,000

[1]	Includes interest and dividends and receivables and payables related to pending securities sales and purchases.
[2]	* Permitted party-in-interest transactions.
[3]	Permitted party-in-interest transactions.